UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-03735

The New Economy Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: November 30

Date of reporting period: February 28, 2015

Michael W. Stockton

The New Economy Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Kathryn A. Sanders

O’Melveny & Myers LLP

400 South Hope Street, 10th Floor

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

The New Economy Fund®
Investment portfolio
February 28, 2015
unaudited
Common stocks 93.33% Health care 24.82%	Shares	Value (000)
Thermo Fisher Scientific Inc.	2,446,000	$317,980
Alexion Pharmaceuticals, Inc.[1]	1,512,900	272,882
Gilead Sciences, Inc.[1]	2,563,250	265,373
Hologic, Inc.[1]	7,708,650	249,606
BioMarin Pharmaceutical Inc.[1]	1,929,550	206,597
Amgen Inc.	1,199,540	189,191
Kite Pharma, Inc.[1,2]	2,612,641	170,971
Stryker Corp.	1,620,750	153,566
Puma Biotechnology Inc[1]	657,740	140,105
McKesson Corp.	600,000	137,220
NuVasive, Inc.[1,2]	2,854,000	130,570
Grifols, SA, Class B (ADR)	1,379,126	45,180
Grifols, SA, Class B, preferred nonvoting, non-registered shares	1,318,175	43,663
Grifols, SA, Class A, non-registered shares	1,000,000	40,571
Illumina, Inc.[1]	618,176	120,829
Ultragenyx Pharmaceutical Inc.[1,2]	2,172,410	117,897
Myriad Genetics, Inc.[1]	3,034,663	103,391
Synageva BioPharma Corp.[1]	1,043,084	102,984
UnitedHealth Group Inc.	821,300	93,324
PerkinElmer, Inc.	1,617,000	75,999
Endo International PLC[1]	869,600	74,438
St. Jude Medical, Inc.	1,087,700	72,528
Mesoblast Ltd.[1,2]	20,210,000	65,379
bluebird bio, Inc.[1]	592,591	56,486
Bayer AG	360,000	53,197
Express Scripts Holding Co.[1]	600,000	50,874
Boston Scientific Corp.[1]	2,551,292	43,117
Envision Healthcare Holdings, Inc.[1]	1,117,800	40,934
GW Pharmaceuticals PLC (ADR)[1]	476,724	38,577
Insulet Corp.[1]	1,185,000	37,600
Humana Inc.	227,533	37,402
Aetna Inc.	345,000	34,345
QIAGEN NV1	1,290,814	32,465
Team Health Holdings, Inc.[1]	464,720	27,544
UCB SA	306,000	23,405
Edwards Lifesciences Corp.[1]	167,600	22,294
Orexigen Therapeutics, Inc.[1]	674,292	3,803
		3,692,287
Information technology 20.83%
Google Inc., Class C1	413,225	230,745
Google Inc., Class A1	262,225	147,535
Qorvo, Inc.[1]	3,239,474	224,820
Baidu, Inc., Class A (ADR)[1]	876,400	178,567
Intuit Inc.	1,717,200	167,650
Accenture PLC, Class A	1,638,300	147,496
Samsung Electronics Co. Ltd.	99,587	123,128
The New Economy Fund — Page 1 of 9

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
AAC Technologies Holdings Inc.	17,712,000	$117,269
Texas Instruments Inc.	1,865,000	109,662
Adobe Systems Inc.[1]	1,075,000	85,033
Freescale Semiconductor, Ltd.[1]	2,341,768	84,561
MediaTek Inc.	5,475,000	82,461
Seagate Technology	1,309,397	80,030
Murata Manufacturing Co., Ltd.	620,000	76,421
Yahoo! Inc.[1]	1,676,500	74,235
Western Union Co.	3,435,000	67,051
Oracle Corp.	1,528,500	66,979
Autodesk, Inc.[1]	1,000,000	64,240
Delta Electronics, Inc.	9,598,000	62,041
Motorola Solutions, Inc.	888,625	60,373
Cray Inc.[1]	1,990,000	59,441
YY Inc., Class A (ADR)[1]	1,085,000	57,169
Palo Alto Networks, Inc.[1]	396,000	56,319
Gemalto NV	666,300	54,087
Avago Technologies Ltd.	416,000	53,090
Hexagon AB, Class B	1,426,838	51,532
Intel Corp.	1,500,000	49,875
FleetCor Technologies, Inc.[1]	302,000	46,336
Nintendo Co., Ltd.	420,000	44,870
JDS Uniphase Corp.[1]	2,938,000	40,456
Trimble Navigation Ltd.[1]	1,522,100	39,788
Taiyo Yuden Co., Ltd.	3,260,000	39,515
ASML Holding NV	272,340	29,443
Topcon Corp.	1,391,000	28,965
Yandex NV, Class A1	1,698,000	27,932
Yahoo Japan Corp.	6,845,000	27,523
Cognizant Technology Solutions Corp., Class A1	400,000	24,994
Mail.Ru Group Ltd. (GDR)[1]	1,300,000	24,687
EMC Corp.	750,000	21,705
Moneysupermarket.com Group PLC	4,860,000	20,536
Apple Inc.	115,400	14,824
VMware, Inc., Class A1	155,000	13,186
National Instruments Corp.	361,000	11,242
Youku Tudou Inc., Class A (ADR)[1]	447,377	7,333
Pandora Media, Inc.[1]	257,000	3,804
		3,098,949
Consumer discretionary 15.85%
Netflix, Inc.[1]	948,461	450,434
lululemon athletica inc.[1]	3,192,400	218,488
Amaya Inc.[1]	5,000,000	143,949
Amazon.com, Inc.[1]	371,200	141,115
Daily Mail and General Trust PLC, Class A, nonvoting	10,236,701	134,887
Galaxy Entertainment Group Ltd.	25,755,000	130,837
Lions Gate Entertainment Corp.	2,105,000	68,602
MGM China Holdings Ltd.	28,772,000	66,627
Time Warner Inc.	800,000	65,488
Kering SA	320,000	65,174
JCDecaux SA	1,700,003	62,979
Thomas Cook Group PLC[1]	32,000,000	61,803
Reed Elsevier PLC	3,430,000	59,203
William Hill PLC	10,100,000	58,894
The New Economy Fund — Page 2 of 9

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Kingfisher PLC	10,436,100	$58,872
Melco Crown Entertainment Ltd. (ADR)	2,448,900	58,823
Lands’ End, Inc.[1]	1,500,000	55,005
Liberty Global PLC, Class A1	872,700	47,178
Liberty Global PLC, Class C1	137,400	7,168
Priceline Group Inc.[1]	41,395	51,226
DIRECTV[1]	564,000	49,970
ServiceMaster Global Holdings, Inc.[1]	1,302,850	45,066
Twenty-First Century Fox, Inc., Class A	1,200,000	42,000
Sands China Ltd.	7,780,000	35,510
Intertain Group Ltd., subscription receipts[1,2]	2,780,000	35,136
John Wiley & Sons, Inc., Class A	539,627	34,892
Home Depot, Inc.	251,000	28,802
AutoNation, Inc.[1]	454,200	27,933
NIKE, Inc., Class B	273,200	26,533
Comcast Corp., Class A	214,400	12,731
SJM Holdings Ltd.	8,340,000	12,065
		2,357,390
Financials 10.93%
AIA Group Ltd.	28,091,800	165,346
HDFC Bank Ltd. (ADR)	1,200,000	74,412
HDFC Bank Ltd.	3,274,000	56,745
Crown Castle International Corp.	1,311,700	113,213
Agricultural Bank of China, Class H	227,780,000	113,071
SVB Financial Group[1]	822,800	101,122
Endurance Specialty Holdings Ltd.	1,526,000	97,008
ING Vysya Bank Ltd.	5,645,000	91,267
Wells Fargo & Co.	1,362,300	74,640
American International Group, Inc.	1,300,000	71,929
Principal Financial Group, Inc.	1,200,000	61,404
Aberdeen Asset Management PLC	7,370,000	53,318
ICICI Bank Ltd.	9,325,000	52,226
Altisource Residential Corp.	2,451,299	50,619
Santander Consumer USA Holdings Inc.	2,200,000	49,566
JPMorgan Chase & Co.	800,000	49,024
Banco Santander, SA1	6,340,709	46,355
Chongqing Rural Commercial Bank Co., Ltd., Class H	70,240,000	43,743
Industrial and Commercial Bank of China Ltd., Class H	48,736,000	35,566
Fifth Third Bancorp	1,800,000	34,848
HSBC Holdings PLC (HKD denominated)	3,770,215	33,931
RSA Insurance Group PLC	4,970,072	32,910
China Construction Bank Corp., Class H	27,994,050	23,281
Siam Commercial Bank PCL	4,300,000	22,544
Bankia, SA1	14,500,000	21,062
Altisource Asset Management Corp.[1,2]	113,890	20,164
Eurobank Ergasias SA1	89,209,936	13,677
State Street Corp.	178,600	13,297
Piraeus Bank SA1	16,055,969	10,205
		1,626,493
Industrials 8.35%
Nielsen NV	3,613,100	163,348
CSX Corp.	3,881,322	133,168
Ryanair Holdings PLC (ADR)	1,805,128	114,355
The New Economy Fund — Page 3 of 9

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Sensata Technologies Holding NV1	1,992,300	$107,066
Union Pacific Corp.	875,954	105,342
PT AKR Corporindo Tbk	173,899,680	65,524
Deutsche Post AG	1,805,000	61,465
Groupe Eurotunnel SA	4,016,000	54,918
United Continental Holdings, Inc.[1]	800,000	52,144
JG Summit Holdings, Inc.	34,268,800	52,076
BAE Systems PLC	5,940,000	48,787
Intertek Group PLC	1,000,000	39,059
Towers Watson & Co., Class A	280,100	36,833
CAE Inc.	3,000,000	36,213
Alliance Global Group, Inc.	66,610,000	35,956
Verisk Analytics, Inc., Class A1	495,000	35,546
AirAsia Bhd.	45,583,400	33,138
Babcock International Group PLC	2,076,923	32,385
easyJet PLC	1,024,800	27,403
Mills Estruturas e Serviços de Engenharia SA, ordinary nominative	3,356,900	8,041
		1,242,767
Telecommunication services 3.02%
SoftBank Corp.	3,103,000	191,096
Verizon Communications Inc.	1,091,000	53,950
MTN Group Ltd.	3,000,000	53,137
T-Mobile US, Inc.[1]	1,545,000	51,031
Avanti Communications Group PLC[1,2]	8,700,078	35,459
Telephone and Data Systems, Inc.	1,331,100	33,863
CenturyLink, Inc.	676,778	25,623
United States Cellular Corp.[1]	139,500	5,291
		449,450
Consumer staples 2.22%
Costco Wholesale Corp.	698,000	102,578
Walgreens Boots Alliance, Inc.	900,000	74,772
Associated British Foods PLC	1,408,000	67,930
Glanbia PLC	3,460,000	63,112
Sprouts Farmers Market, Inc.[1]	600,000	22,086
		330,478
Energy 1.12%
Schlumberger Ltd.	725,000	61,016
Cheniere Energy, Inc.[1]	607,184	48,957
FMC Technologies, Inc.[1]	1,015,400	40,545
C&J Energy Services, Inc.[1]	1,156,000	15,756
		166,274
Materials 0.92%
Monsanto Co.	604,500	72,800
Syngenta AG	180,000	63,402
		136,202
Utilities 0.28%
ENN Energy Holdings Ltd.	8,000,000	42,446
The New Economy Fund — Page 4 of 9

unaudited
Common stocks Miscellaneous 4.99%	Shares	Value (000)
Other common stocks in initial period of acquisition		$742,327
Total common stocks (cost: $9,514,098,000)		13,885,063
Convertible stocks 0.30% Health care 0.30%
Stem CentRx, Inc., Series F-1, convertible preferred[3,4]	1,879,501	44,456
Total convertible stocks (cost: $22,686,000)		44,456
Bonds, notes & other debt instruments 0.05% U.S. Treasury bonds & notes 0.05% U.S. Treasury 0.05%	Principal amount (000)
U.S. Treasury 0.25% 2015[5]	$6,300	6,305
U.S. Treasury 0.25% 2015	650	651
U.S. Treasury 0.25% 2015	300	300
Total bonds, notes & other debt instruments (cost: $7,256,000)		7,256
Short-term securities 6.50%
Army and Air Force Exchange Service 0.12% due 5/26/2015[6]	7,800	7,797
CAFCO, LLC 0.21% due 3/6/2015	45,000	44,999
Chariot Funding, LLC 0.17%–0.27% due 4/29/2015–7/21/2015[6]	106,825	106,750
Chevron Corp. 0.12% due 5/20/2015[6]	28,200	28,189
Ciesco LLC 0.18% due 3/4/2015	50,000	49,999
Coca-Cola Co. 0.15% due 4/24/2015[6]	62,500	62,489
ExxonMobil Corp. 0.09% due 3/12/2015–4/1/2015	44,800	44,798
Fannie Mae 0.08%–0.15% due 4/6/2015–10/5/2015	155,900	155,855
Federal Farm Credit Banks 0.10%–0.13% due 6/8/2015–8/27/2015	93,900	93,870
Federal Home Loan Bank 0.11%–0.14% due 3/4/2015–8/5/2015	113,100	113,081
Freddie Mac 0.07%–0.11% due 3/19/2015–7/23/2015	104,300	104,287
General Electric Co. 0.07% due 3/2/2015	69,000	69,000
John Deere Cash Management SA 0.10% due 3/26/2015[6]	23,500	23,497
Jupiter Securitization Co., LLC 0.21% due 5/26/2015[6]	25,000	24,987
NetJets Inc. 0.05% due 3/2/2015[6]	12,200	12,200
Wells Fargo Bank, N.A. 0.23% due 6/3/2015	25,000	25,003
Total short-term securities (cost: $966,745,000)		966,801
Total investment securities 100.18% (cost: $10,510,785,000)		14,903,576
Other assets less liabilities (0.18)%		(26,771)
Net assets 100.00%		$14,876,805
The New Economy Fund — Page 5 of 9

unaudited
Forward currency contracts

The fund has entered into a forward currency contract as shown in the following table. The average notional amount of open forward currency contracts was $40,613,000 over the prior two-month period.
	Settlement date	Counterparty	Contract amount		Unrealized appreciation at 2/28/2015 (000)
			Receive (000)	Deliver (000)
Sales:
Euros	3/17/2015	JPMorgan Chase	$39,786	€35,154	$438
Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended February 28, 2015, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 2/28/2015 (000)
Kite Pharma, Inc.	489,000	2,123,641	—	2,612,641	$—	$170,971
NuVasive, Inc.	3,028,700	—	174,700	2,854,000	—	130,570
Ultragenyx Pharmaceutical Inc.	1,790,470	381,940	—	2,172,410	—	117,897
Mesoblast Ltd.	20,210,000	—	—	20,210,000	—	65,379
Avanti Communications Group PLC	6,933,372	1,766,706	—	8,700,078	—	35,459
Intertain Group Ltd., subscription receipts	—	2,780,000	—	2,780,000	—	35,136
Altisource Asset Management Corp.	24,070	89,820	—	113,890	—	20,164
					$—	$575,576
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $44,456,000, which represented .30% of the net assets of the fund.
[4]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[5]	A portion of this security was pledged as collateral. The total value of pledged collateral was $71,000, which represented less than 1% of the net assets of the fund.
[6]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $265,909,000, which represented 1.79% of the net assets of the fund.

Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Stem CentRx, Inc., Series F-1, convertible preferred	6/10/2014	$22,686	$44,456.30%
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
The New Economy Fund — Page 6 of 9

unaudited
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
The New Economy Fund — Page 7 of 9

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of February 28, 2015 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$3,692,287	$—	$—	$3,692,287
Information technology	3,098,949	—	—	3,098,949
Consumer discretionary	2,357,390	—	—	2,357,390
Financials	1,626,493	—	—	1,626,493
Industrials	1,242,767	—	—	1,242,767
Telecommunication services	449,450	—	—	449,450
Consumer staples	330,478	—	—	330,478
Energy	166,274	—	—	166,274
Materials	136,202	—	—	136,202
Utilities	42,446	—	—	42,446
Miscellaneous	742,327	—	—	742,327
Convertible stocks	—	—	44,456	44,456
Bonds, notes & other debt instruments	—	7,256	—	7,256
Short-term securities	—	966,801	—	966,801
Total	$13,885,063	$974,057	$44,456	$14,903,576

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$438	$—	$438
*	Forward currency contracts are not included in the investment portfolio.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$4,816,899
Gross unrealized depreciation on investment securities	(424,108)
Net unrealized appreciation on investment securities	4,392,791
Cost of investment securities	10,510,785

Key to abbreviations and symbol
ADR = American Depositary Receipts
GDR = Global Depositary Receipts
€ = Euros
HKD= Hong Kong dollars
The New Economy Fund — Page 8 of 9

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-014-0415O-S42188	The New Economy Fund — Page 9 of 9

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in our internal control over financial reporting during the quarter ended February 28, 2015, which were identified in connection with management's evaluation required by paragraph (d) of Rule 13a-15 and 15d-15 under the Exchange Act, that have materially affected, or are reasonably likely to materially affect, our internal control over financial reporting, other than as provided below.

Effective November 10, 2014, the The New Economy Fund’s investment adviser implemented a new accounting system. In connection with introducing this new system, additional automated and manual controls were implemented and some existing controls were modified. None of these changes were in response to any identified deficiency or weakness in the The New Economy Fund’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE NEW ECONOMY FUND

By /s/ Donald H. Rolfe
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: April 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Donald H. Rolfe
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: April 28, 2015

By /s/ Neal F. Wellons
Neal F. Wellons, Treasurer and Principal Financial Officer

Date: April 28, 2015